Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 11,311	$ 1,550	¥ 31,457	¥ 46,735
Adjustments to reconcile net loss to net cash used in operating activities:
Amount due to subsidiary
Accrued expenses and other liabilities	2,571	352
Amount due to related parties	146	20
Equity in of subsidiaries	(11,313)	(1,550)	(31,457)	(46,735)
Net cash provided by operating activities	2,715	372
Cash flows from financing activities:
Proceeds from shareholder			9
Deferred issuance costs	(2,571)	(352)
Net cash used in financing activities	(2,571)	(352)	9
Changes in cash	144	20	9
Cash and restricted cash at beginning of year	9	1
Cash and restricted cash at end of year	¥ 153	$ 21	¥ 9